Organization and Principal Activities (Details Textual) (CNY)	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended
	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Dec. 31, 2011 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Zhiguo Wang [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Guifang Qi [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Xingming Han [Member]	Feb. 28, 2010 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Dec. 31, 2011 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] Yingjun Jiang [Member]	Feb. 28, 2010 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Dec. 31, 2011 Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. ("HEFS") [Member]	Feb. 23, 2010 JSJ [Member] First Transfer Agreements [Member]	Feb. 16, 2011 JSJ [Member] Second Transfer Agreements [Member]	Oct. 28, 2010 JSJ [Member] Second Transfer Agreements [Member]	Feb. 28, 2010 YBP [Member] All HDS Shareholders as a group (3 persons) [Member]	Feb. 28, 2010 YBP [Member] All other existing shareholders [Member]
Organization and Principal Activities (Textual)
Shareholders ownership percentage	62.81%		18.53%	4.82%	3.22%		10.62%					41.50%	2.50%
Ownership interest owned by other individual shareholders													2.50%
Value of Shares transferred by original shareholders									45,000,000		45,000,000
Percentage of owned shares transferred by HDS shareholders											100.00%
Amount payable by HDS shareholders										45,000,000
Ownership percentage returned to shareholders by JSJ on second transfer agreement		62.81%				3.22%		10.62%
Additional ownership percentage returned to shareholders by JSJ on second transfer agreement		13.84%